Taxes on Income (Details 5) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of income		$ 7,037	$ (1,631)	$ 1,476
Theoretical tax expense (benefit) at the Israeli statutory tax rate		1,618	(392)	369
Tax adjustment in respect of different tax rate of foreign subsidiaries		43	111	114
Non-deductible expenses and other permanent differences		64	143	140
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net		(5,503)	1,899	318
Stock based compensation		1,161	996	716
Change in tax rate			355	240
Beneficiary enterprise benefits	[1]	(3,469)	(2,360)	(1,190)
Increase (Decrease) in other uncertain tax positions		765	(376)	(70)
Other		(71)	8	11
Actual tax expense (benefit)		$ (5,392)	$ 384	$ 648
Basic and diluted earnings per share amounts of the benefit resulting from the ''Beneficiary Enterprise'' status		$ 0.1	$ 0.07	$ 0.04

[1]	Basic and diluted earnings per share amounts of the benefit resulting from the "Beneficiary Enterprise" status